UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22783

Oppenheimer SteelPath Master MLP Fund, LLC
(Exact name of registrant as specified in charter)

6803 S. Tucson Way
Centennial, Colorado 80112-3924
 (Address of principal executive offices) (Zip Code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, New York 10281-1008
 (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30,

Date of reporting period: September 30, 2013

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

9 | 30 | 2013

ANNUAL REPORT

Oppenheimer SteelPath Master MLP Fund, LLC

OPPENHEIMERFUNDS™

THE RIGHT WAY TO INVEST

2 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

FUND PERFORMANCE DISCUSSION

Macro Review

During the third quarter the MLP sector significantly underperformed the broader market after strong outperformance for the first half of the year. The quarter’s relative weakness primarily occurred in July over which MLPs (as measured by the Alerian MLP Index) underperformed the broader market (as measured by the S&P 500 Index) by 6.1% on a price basis, which represents the sector’s worst relative performance for a calendar month since 1996. However, the July underperformance was primarily due to a rally in the broad market, which gained 4.9% for the month, rather than a steep loss for MLPs, which only sold off by 1.2%.

Notably, the end of July represents the start of the sector’s “ex-date” season and investors will often wait for units to go “ex” prior to profit taking. When considering the benefit of those distributions and dividends, the MLP sector underperformance improves to 5.6%. We believe the asset class experienced above average profit taking over the quarter sparked by i) healthy gains over the previous six months during which MLPs rallied 18.7% on a price basis versus 12.6% for the broader market, and ii) a sharp increase in treasury rates. Between early May and early July, the 10-year Treasury yield rose 111 basis points. Since MLP equities have the potential to offer substantial yield, similar to utility and REIT equities, investors often monitor the interest rate environment as a potential driver of MLP equity price performance. Though the long-term price performance correlation between MLPs and treasuries suggests that rate moves have little impact on the asset class, in the short-term, dramatic moves in the rate environment have impacted MLPs on occasion.

Since the Fund’s inception on December 28, 2012, MLPs are up 18.1% despite an 87 basis point increase in the 10-year Treasury yield. For greater context, since 1999 there have been 11 periods where the 10-year Treasury yield rose by 70 basis points or more. The average price performance of MLPs over those periods has been a gain of 4.6% and out of those 11 instances MLPs produced positive returns seven times. For comparison, the S&P 500 Utilities Index reflects an average price return of a 0.50% loss over these periods with only five periods providing positive performance. Implicit in this history is that the perceived total return potential of MLPs has generally remained great enough that few investors have chosen to sell MLPs in these periods to purchase fixed-income assets with a more direct spread link to the 10-year Treasury.

Over the first half of 2013 equity supply (through secondary and primary offerings), and demand (through fund flows into MLP-focused closed-end, open-end, and indexed products) appeared fairly balanced as supply only outpaced fund flows by $3.3 billion. Notably, this balance was much improved versus 2012 over which equity supply outpaced fund flows by approximately $20 billion. In the third quarter, the pace of this balance worsened as supply exceeded fund flows by $2.6 billion in the quarter alone. This imbalance may also have impacted the sector’s price performance over the quarter.

As was mentioned above, MLPs produced an 18.1% gain over the course of the Fund’s shortened inaugural year, compared to the broader market’s 19.9% advance. When considering the impact of distributions and dividends, the MLP sector return improves to 23.2% for the year, elevating its performance above the 21.8% generated by the broader market. So despite some recent headwinds, MLPs have maintained a performance advantage over the broader market during the Fund’s abbreviated first year.

3 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

FUND PERFORMANCE DISCUSSION (Continued)

Fund Review

Key contributors to the Oppenheimer SteelPath Master MLP Fund were Genesis Energy, LP (GEL) and Buckeye Partners, LP (BPL).

Genesis Energy, LP (GEL)

•	The partnership produced strong quarterly results and maintained its top tier distribution growth profile with ample cash flow coverage.

•
The partnership has created a diverse and strategically well positioned footprint of crude oil handling and transportation assets that we believe is well positioned to continue to benefit from the macro trend of robust domestic crude oil production growth.

Buckeye Partners, LP (BPL)

•
The partnership’s units performed well following a string of solid quarterly results and a partial resolution to outstanding Federal Energy Regulatory Commission (“FERC”) proceedings. We continue to believe the partnership presents an attractive value proposition as market sentiment appeared to overreact to a phase of slow growth stemming from the maturation of a heavy capital spending program and the FERC review.

•
The performance turnaround has led to a resumption in distribution growth, which management expects increases to remain at a quarterly rate of $0.0125 for the foreseeable future, perhaps even higher if conditions continue to improve.

Key detractors to the Oppenheimer SteelPath Master MLP Fund were NuStar GP Holdings, LLC (NSH) and Southcross Energy Partners, LP (SXE).

NuStar GP Holdings, LLC (NSH)

•
NSH is the general partner of Nustar Logistics (NS) and, therefore, the partnership’s performance is typically closely tied to that of NS. NSH’s price performance appeared to reflect disappointing first quarter 2013 operating results for NS and a few reductions to the partnership’s forward guidance.

•	Although NS has reduced cash flow volatility via some tactical asset sales and Eagle Ford acquisitions, the Fund’s position in the name is nearly negligible and has been declining.

Southcross Energy Partners, LP (SXE)

•
Various operational missteps related to the startup/turnaround of some Eagle Ford facilities impacted the partnership’s fourth quarter results and 2013 guidance. While the related delays or difficulties are not unusual, these issues had an outsized impact on the partnership’s performance due to its small footprint. However, run rate guidance remains within expectations and we believe the partnership’s sponsor support is adequate and serves as risk mitigation through these missteps.

4 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES
(Unaudited)

Shares of Oppenheimer SteelPath Master MLP Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OFI SteelPath, Inc.

The Fund commenced operations on the close of business December 28, 2012.

5 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

FUND EXPENSES
September 30, 2013 (Unaudited)

Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, April 1, 2013 and held for the period ended September 30, 2013.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on April 1, 2013 and held for the six months ended September 30, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2013	Expenses Paid During Six Months Ended September 30, 2013(1)(2)
Actual	$1,000.00	$1,044.30	$4.37
Hypothetical	$1,000.00	$1,020.73	$4.32

1.
Actual expenses paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) from April 1, 2013 to September 30, 2013.

2.	Hypothetical Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The annualized expense ratio based on the period ended September 30, 2013 is as follows: Expense Ratio: 0.85%

6 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE
(Unaudited)

The above graph assumes an initial investment of $10,000 made at the close of business December 28, 2012 (Commencement of the Fund’s Operations).

Total Returns as of September 30, 2013	Since Inception *
Oppenheimer SteelPath Master MLP Fund, LLC	22.70%
Alerian MLP Index (1)	23.23%
S&P 500 Index (2)	21.82%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

*	For the period close of business December 28, 2012 (commencement of operations) through September 30, 2013.

(1)
The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited partnerships that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. The index, which is calculated using a float-adjusted, capitalization-weighted methodology, is disseminated real-time on a price return basis (AMZ). It is not possible to invest directly in an index. Performance information for the Alerian MLP Index is not indicative of the performance of the Oppenheimer SteelPath Master MLP Fund.

(2)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance and typically does not include fees and expenses.

The above referenced Indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

7 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

PORTFOLIO ALLOCATION
September 30, 2013 (Based on Total Investments) (Unaudited)

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2013, and are based on the total value of investments.

See accompanying Notes to Financial Statements.

8 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF INVESTMENTS
September 30, 2013

Description	Shares	Value
Master Limited Partnership Shares — 92.8%
Coal — 2.9%
Alliance Holdings GP LP	763	$45,688
Alliance Resource Partners LP	768	56,932
PVR Partners LP	1,196	27,652
Total Coal		130,272

Diversified — 12.3%
Enterprise Products Partners LP	3,249	198,319
ONEOK Partners LP	4,214	223,384
Williams Partners LP	2,586	136,748
Total Diversified		558,451

Gathering/Processing — 22.2%
Access Midstream Partners LP	4,185	202,177
Compressco Partners LP	985	20,616
Crosstex Energy LP	2,356	46,885
DCP Midstream Partners LP	3,049	151,413
Exterran Partners LP	2,767	80,464
MarkWest Energy Partners LP	2,417	174,580
Regency Energy Partners LP	4,416	126,298
Southcross Energy Partners LP	1,014	17,035
Summit Midstream Partners LP	2,013	68,341
Targa Resources Partners LP	2,001	102,992
Western Gas Equity Partners LP	326	12,124
Total Gathering/Processing		1,002,925

Natural Gas Pipelines — 12.2%
Energy Transfer Equity LP	3,208	$211,022
Energy Transfer Partners LP	3,744	194,950
Inergy Midstream LP	1,429	31,553
TC Pipelines LP	2,346	114,250
Total Natural Gas Pipelines		551,775

Petroleum Transportation — 35.3%
Buckeye Partners LP	2,901	190,102
Delek Logistics Partners LP	621	18,996
Genesis Energy LP	3,788	189,665
Global Partners LP	2,741	95,305
Holly Energy Partners LP	3,925	129,800
Magellan Midstream Partners LP	3,171	178,940
Martin Midstream Partners LP	885	41,542
MPLX LP	616	22,447
NuStar Energy LP	2,155	86,437
NuStar GP Holdings LLC	2,797	62,765
Oiltanking Partners LP	1,514	77,608
Plains All American Pipeline LP	3,599	189,523
Sunoco Logistics Partners LP	2,533	168,318
Tesoro Logistics LP	1,663	96,454
TransMontaigne Partners LP	1,134	46,188
Total Petroleum Transportation		1,594,090

Propane — 0.6%
NGL Energy Partners LP	860	26,522

See accompanying Notes to Financial Statements.

9 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF INVESTMENTS (Continued)
September 30, 2013

Description	Shares	Value
Shipping — 7.3%
Golar LNG Partners LP	3,194	$103,805
Seadrill Partners LLC	1,205	39,343
Teekay LNG Partners LP	3,319	146,401
Teekay Offshore Partners LP	1,172	39,098
Total Shipping		328,647

Total Master Limited Partnership Shares
(identified cost $3,709,433)		4,192,682

Common Stocks — 4.1%
Petroleum Transportation — 4.1%
Enbridge Energy Management LLC (1)	6,540	188,219

Total Common Stocks
(identified cost $184,826)		188,219

Short-Term Investments — 3.5%
Money Market — 3.5%
Fidelity Institutional Money Market Fund, Class I , 0.048% (2)	158,151	158,151

Total Short-Term Investments
(identified cost $158,151)		158,151

Total Investments — 100.4%
(identified cost $4,052,410)		4,539,052
Liabilities In Excess of Other Assets — (0.4)%		(20,237)
Net Assets — 100.0%		$4,518,815

LLC — Limited Liability Company

LP — Limited Partnership

(1)	Non-income producing.

(2)	Variable rate security; the coupon rate represents the rate at September 30, 2013.

See accompanying Notes to Financial Statements.

10 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

Assets
Investment Securities:
At acquisition cost	$4,052,410
At value	4,539,052
Due from Manager	660
Dividend Receivable	7
Receivable for investments sold	5,625
Receivable for capital stock sold	37,281
Prepaid expenses	681
Total Assets	4,583,306

Liabilities
Legal, auditing, and other professional fees payable	50,000
Payable for investments purchased	9,525
Other liabilities	4,966
Total Liabilities	64,491

Net Assets - Applicable to 368,189.743 shares of beneficial interest outstanding	$4,518,815

Net Asset Value, Redemption Price Per Share and Offering Price Per Share:	$12.27

See accompanying Notes to Financial Statements.

11 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2013(1)

Investment Income
Distributions from Master Limited Partnerships	$129,602
Dividend Income	159
Total investment income	129,761

Expenses
Investment management fee	18,576
Legal, auditing, and other professional fees	50,000
Administrative fees	19,232
Custody fees	11,230
Printing and postage	3,000
Miscellaneous	4,981
Total expenses, before waivers	107,019
Less expense waivers	(84,462)
Net expenses	22,557

Net Investment Income	107,204

Net Realized and Unrealized Gains/(Losses) on Investments
Net Realized Loss:
Investments	(1,983)
Net Change in Unrealized Appreciation:
Investments	486,642
Net realized and unrealized gains on investments	484,659

Net increase in net assets resulting from operations	$591,863

(1)	For the period from December 28, 2012 (commencement of operations) through September 30, 2013. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

12 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2013(1)
Operations
Net investment income	$107,204
Net realized loss on investments	(1,983)
Net change in unrealized appreciation on investments	486,642
Change in net assets resulting from operations	591,863

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Proceeds from contributions	4,178,566
Payments for withdrawals	(351,614)
3,826,952
Net Assets
Total Increase	4,418,815
Beginning of period	100,000 (2)
End of period	$4,518,815

(1)	For the period from December 28, 2012 (commencement of operations) through September 30, 2013. See Note 1 of the accompanying Notes.

(2)	Reflects the value of the Manager’s initial seed money on December 17, 2012.

See accompanying Notes to Financial Statements.

13 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

FINANCIAL HIGHLIGHTS

For the Period Ended September 30, 2013(1)
Per Share Operating Data
Net Asset Value, Beginning of Period (2)	$10.00

Income(loss) from investment operations:
Net investment income (3)	0.36
Net Realized and Unrealized Gains	1.91
Total from investment operations	2.27

Increase from Operations	2.27

Net Asset Value, End of Period	$12.27
Total Return (4)	22.70%

Supplemental Data
Net Assets, End of Period (000's)	$4,519
Average net assets, (000's)	$3,535

Ratio to average net assets
Net investment income (5)	4.04%
Gross expenses (5)	4.03%
Expense waiver (5)	(3.18%)
Net expenses (5)	0.85%

Portfolio Turnover Rate (4)	10%

(1)	For the period from December 28, 2012 (commencement of operations) through September 30, 2013. See Note 1 of the accompanying Notes.

(2)	The net asset value for the beginning of the period represents the initial contribution per share of $10.

(3)	Calculated based on average shares outstanding during the period.

(4)	Not annualized for less than full periods.

(5)	Annualized for less than full periods.

See accompanying Notes to Financial Statements.

14 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO FINANCIAL STATEMENTS
September 30, 2013

1. Significant Accounting Policies

Oppenheimer SteelPath Master MLP Fund, LLC (the “Fund”) was organized on November 7, 2012 as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OFI SteelPath, Inc. (the “Manager”). As of September 30, 2013, 100% of the shares of the Fund were owned by other funds advised or sub-advised by the Manager or an affiliate of the Manager. The Fund commenced operations on December 28, 2012.

Shares of the Fund are issued to members solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The following is a summary of significant accounting policies consistently followed by the Fund.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk. Under normal circumstances, the Fund intends to invest at least 90% of its total assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

15 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax position expected to be taken in the Fund’s 2013 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases Shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan. During the period there were no directors’ compensation allocation for the Fund.

Investment Income. Partnership distributions and dividend income are recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. Custody fees in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.015%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

16 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation.

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between

17 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair

18 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

Level 2 — inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks etc.)

Level 3 — significant unobservable inputs (including the Manager’s own judgments about assumptions that participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

19 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

Oppenheimer SteelPath Master MLP Fund

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$4,192,682	$—	$—	$4,192,682
Common Stocks*	188,219	—	—	188,219
Short-Term Investments	158,151	—	—	158,151
Total	$4,539,052	$—	$—	$4,539,052

*	For a detailed break-out of securities by major industry classification, please refer to the Statement of Investments.

The Fund did not hold any Level 2 or Level 3 securities during the period ended September 30, 2013.

There have been no transfers between pricing levels for the Fund. It is the Fund’s policy to recognize transfers at the end of the reporting period.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the Financial Accounting Standards Board issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 and ASU No. 2013-01 will have on the financial statement disclosures.

3. Shares of Beneficial Interest.

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	For the Period Ended September 30, 2013
	Shares	Dollars
Contributions	387,264	$4,178,566
Withdrawals	(29,074)	(351,614)
Net Increase	358,190	$3,826,952

20 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds of sales of securities, other than short-term obligations, for the period ended September, 30 2013.

	Purchases	Sales
Investment Securities	$4,213,221	$316,979

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.70%. Certain officers and directors of the Fund are also officers and directors of the Manager.

Waivers and Reimbursement of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Net expenses” would not exceed 0.85% of average annual net assets. During the period ended September 30, 2013, the Manager reimbursed $84,462.

6. Pending Litigation

Pending Litigation. Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On August 26, 2013, the parties in six of these lawsuits executed a memorandum of understanding setting forth the terms of proposed settlements of those actions. The proposed settlements are subject to a variety of contingencies, including the execution of settlement agreements, which will require preliminary and final approval by the court. The proposed settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others.

21 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

22 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of
Oppenheimer SteelPath Master MLP Fund, LLC

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer SteelPath Master MLP Fund, LLC (the “Fund”) as of September 30, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the period December 28, 2012 (commencement of operations) through September 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer SteelPath Master MLP Fund, LLC as of September 30, 2013, and the results of its operations, changes in its net assets, and the financial highlights  for  the period December 28, 2012 (commencement of operations) through September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 15, 2013

23 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Directors (the “Board”), including a majority of the independent Directors, is required to determine whether to approve the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board will employ an independent consultant to prepare a report that provides information, including comparative information. In addition, the Board anticipates receiving information throughout the year regarding Fund services, fees, expenses and performance.

In approving the Fund’s initial Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager’s proposed services to be provided, (ii) the proposed fees and expenses of the Fund, including estimated and comparative expense information, (iii) the anticipated profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services, (iv) whether economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services to be provided to the Fund and information regarding the Manager’s key personnel who will provide such proposed services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Board also considered that the Manager provides the Fund with office space, facilities and equipment.

The Board also considered the quality of the services expected to be provided and the quality of the Manager’s resources that will be available to the Fund. The Board considered that the Manager’s parent company has over 50 years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Stuart Cartner, Gabriel Hammond and Brian Watson, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds managed by the Manager. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations, and resources, that the Fund will benefit from the services provided under the Agreement.

24 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT (Continued)
(Unaudited)

Costs of Services by the Manager. The Board reviewed the proposed fees to be paid to the Manager and the other expenses that will be borne by the Fund. The Board also received information from the Manager about other services that it would provide the Fund but for which the Manager would not be compensated under the Agreement. The Board also considered the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board also considered how the Fund’s expenses will compare to a group of similar, unaffiliated funds. The Board noted that the proposed management fee and gross total expenses for the Fund would be lower than the expenses charged to similar funds.

Performance. The Board considered that the Fund has no operational history and that its performance could not be a factor in deciding whether to approve the Agreement.

Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s expected costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board considered whether the Manager might realize economies of scale in managing and supporting the Fund and whether those economies of scale could benefit the Fund’s shareholders as Fund assets grow. In this regard, the Board noted that proposed management fee did not include breakpoints.

Other Benefits to the Manager. In evaluating other benefits that may accrue to the Manager from its relationship with the Fund, the Board noted that an affiliate of the Manager would serve as the proposed placement agent for the Fund. The Board also considered information that was provided regarding the direct and indirect benefits that may accrue to the Manager from its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

Conclusions. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, approved the Agreement through December 3, 2014. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

25 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS (Unaudited)

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

DIRECTORS AND OFFICERS
September 30, 2013 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT DIRECTORS
The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Director serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Sam Freedman, Chairman of the Board of Directors and Director (since 2012) Year of Birth: 1940
Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex. Mr. Freedman has served on the Boards of certain Oppenheimer funds since 1996, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Edward L. Cameron, Director (since 2012) Year of Birth: 1938
Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex. Mr. Cameron has served on the Boards of certain Oppenheimer funds since 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Jon S. Fossel, Director (since 2012) Year of Birth: 1942
Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex. Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

27 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

DIRECTORS AND OFFICERS (Continued)
September 30, 2013 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Richard F. Grabish, Director (since 2012) Year of Birth: 1948
Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Oversees 38 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Beverly L. Hamilton, Director (since 2012) Year of Birth: 1946
Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005); Vice Chairman (2006-2009) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

28 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

DIRECTORS AND OFFICERS (Continued)
September 30, 2013 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Victoria J. Herget, Director (since 2012) Year of Birth:1951
Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (and its predecessor firms); Board Chair (2008-Present) and Director (2004-Present), United Educators (insurance company); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee (since 2000) and Chair (since 2010), Newberry Library; Trustee, Mather LifeWays (since 2001); Trustee, BoardSource (2006-2009) and Chicago City Day School (1994-2005). Oversees 38 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

Robert J. Malone, Director (since 2012) Year of Birth: 1944
Chairman of the Board (since 2012) and Director (since August 2005) of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (since August 2003); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Board of Directors of Opera Colorado Foundation (non-profit organization) (2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991 and Trustee (1984-1999) of Young Presidents Organization. Oversees 38 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

29 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

DIRECTORS AND OFFICERS (Continued)
September 30, 2013 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
F. William Marshall, Jr., Director (since 2012) Year of Birth: 1942
Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996), MML Series Investment Fund (investment company) (since 1996) and Mass Mutual Premier Funds (investment company) (since January 2012); President and Treasurer of the SIS Fund (private charitable fund) (January 1999 – March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 42 portfolios in the OppenheimerFunds complex. Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Karen L. Stuckey, Director (since 2012) Year of Birth: 1953
Partner (1990-2012) of PricewaterhouseCoopers LLP (held various positions 1975-1990); Emeritus Trustee (since 2006), Trustee (1992-2006) and member of Executive, Nominating and Audit Committees and Chair of Finance Committee of Lehigh University; and member, Women's Investment Management Forum since inception. Oversees 38 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

James D. Vaughn, Director (since 2012) Year of Birth:1945
Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 38 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

30 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

DIRECTORS AND OFFICERS (Continued)
September 30, 2013 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
INTERESTED DIRECTOR AND OFFICER
Mr. Glavin is an “Interested Director” because he is affiliated with OFI Global Asset Management, Inc. and OppenheimerFunds, Inc. by virtue of his positions as an officer and director of OFI Global Asset Management, Inc. and a director of OppenheimerFunds, Inc., and as a shareholder of the OppenheimerFunds, Inc.’s parent company. Both as a Director and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin’s address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

William F. Glavin, Jr., Director, President and Principal Executive Officer (since 2012) Year of Birth: 1958
Director, Chairman and Chief Executive Officer of OFI Global Asset Management, Inc. (since January 2013); President of OFI Global Asset Management, Inc. (January 2013-May 2013); Chairman of OppenheimerFunds, Inc. (December 2009-December 2012); Chief Executive Officer (January 2009-December 2012) and Director of OppenheimerFunds, Inc. (since January 2009); President of OppenheimerFunds, Inc. (May 2009-December 2012); Management Director (since June 2009), President (since December 2009) and Chief Executive Officer (since January 2011) of Oppenheimer Acquisition Corp. (“OAC”) (OppenheimerFunds, Inc.’s parent holding company); Director of Oppenheimer Real Asset Management, Inc. (since March 2010); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. An officer of 89 portfolios in the OppenheimerFunds complex.

31 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

DIRECTORS AND OFFICERS (Continued)
September 30, 2013 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
OTHER OFFICERS OF THE TRUSTS
The addresses of the Officers in the chart below are as follows: for Mr. Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Hammond, Cartner, Watson and McCain, 2100 McKinney Avenue, Dallas, TX 75201, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Gabriel Hammond, Vice President (since 2012) Year of Birth: 1980
Senior Vice President of the Advisor (since December 2012); Founder, Member and Portfolio Manager, SteelPath Fund Advisors LLC (2004−2012); Founder, Member and Portfolio Manager, SteelPath Capital Management LLC (2004-2012); Goldman, Sachs & Co., Energy Research Division, (2001–2004). An officer of other portfolios in the OppenheimerFunds complex.

Stuart Cartner, Vice President (since 2012) Year of Birth: 1961
Vice President of the Advisor (since December 2012); Member and Portfolio Manager (2009−2012), SteelPath Fund Advisors LLC; Member and Portfolio Manager (2007−2012) SteelPath Capital Managerment LLC; Goldman Sachs, Vice President (1988−2007). An officer of other portfolios in the OppenheimerFunds complex.

Brian Watson, Vice President (since 2012) Year of Birth: 1974
Vice President of the Advisor (since December 2012); Member and Portfolio Manager, SteelPath Fund Advisors LLC (2009–2012); Portfolio Manager, Swank Capital LLC, a Dallas, Texas-based investment firm, (2005–2009). An officer of other portfolios in the OppenheimerFunds complex.

32 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

DIRECTORS AND OFFICERS (Continued)
September 30, 2013 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Arthur S. Gabinet, Secretary and Chief Legal Officer (since 2012) Year of Birth: 1958
Executive Vice President, Secretary and General Counsel of OFI Global Asset Management (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of OppenheimerFunds, Inc.; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Global Institutional, Inc. (since January 2011); General Counsel, Asset Management of OppenheimerFunds, Inc. (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 89 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2012) Year of Birth: 1973
Senior Vice President of OppenheimerFunds Distributor, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (July 2010-December 2012); Vice President of OppenheimerFunds, Inc. (January 2003-July 2010); Vice President of OppenheimerFunds Distributor, Inc. (January 2003-July 2010). An officer of 89 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2012) Year of Birth: 1950
Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since January 2013); Chief Compliance Officer of OFI SteelPath, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (March 2004-December 2012); Chief Compliance Officer of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (June 1983-December 2012). An officer of 89 portfolios in the OppenheimerFunds complex.

33 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

DIRECTORS AND OFFICERS (Continued)
September 30, 2013 (Unaudited)

Name, Position(s) Held with the Trusts, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2012) Year of Birth: 1960
Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Treasurer of OppenheimerFunds, Inc., HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Global Institutional, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by OppenheimerFunds, Inc.) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Global Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008). An officer of 89 portfolios in the OppenheimerFunds complex.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and Officers is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

34 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

Manager	OFI SteelPath, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	UMB Fund Services, Inc.
Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd.
Counsel	K&L Gates LLP

©2013 OFI SteelPath, Inc. All rights reserved.

35 |	OPPENHEIMER STEELPATH MASTER MLP FUND, LLC

P.O. Box 2175
Milwaukee, WI 53201
Toll Free 888-614-6614

The SteelPath Funds are distributed by OppenheimerFunds Distributor, Inc.

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

Item 2.  Code of Ethics.

Amended and Restated Joint Code of Ethics of the Registrant and SteelPath Capital Management LLC, SteelPath Fund Advisors LLC, The SteelPath MLP Funds Trust: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of SteelPath MLP Funds Trust (Reg. No. 333-163614), (5/27/11), and incorporated herein by reference.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that F. William Marshall, Jr., the Chairman of the Board’s Audit Committee, is the audit committee financial expert and that Mr. Marshall is “independent” for purposes of this Item 3.

Item 4.  Principal Accountant Fees and Services.

(a)-(d)
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the last fiscal year. The registrant commenced operations on December 28, 2012. Therefore, the following information is provided for the year ending September 30, 2013.

“Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by accountant in connection with statutory and regulatory filings or engagements for that year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for review of federal tax forms and other tax compliance, tax advice, and tax planning. “Other services” refer to professional services rendered by the principal accountant for certain reviews of the registrant’s semi-annual financial statements.

FYE 9/30/2013
Audit Fees	$20,000
Audit-Related Fees	$0
Tax Fees	$0
All Other Fees	$0

(e)(1)
During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services may be waived provided that:  1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2)	The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 9/30/2013
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f)	All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)
The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the registrant’s adviser that provides ongoing services to the registrant for the last year.

FYE 9/30/2013
Registrant	$0
Registrant’s Investment Adviser	$0

(h)
The registrant’s audit committee of the board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s fourth fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing exhibit.
Filed herewith.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Master Fund, LLC

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	11/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	11/11/2013

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	11/11/2013